Annual Total Returns- Federated Hermes Treasury Obligations Fund (Capital Shares) [BarChart] - Capital Shares - Federated Hermes Treasury Obligations Fund - CAP	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.09%	0.63%	1.62%	1.97%	0.30%